Provisions, contingent assets and contingent liabilities - Schedule of Social Security Provisions (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Opening balance - 01/01	R$ 19,209
Closing balance	17,791	R$ 19,209
Provision for taxes other than income tax
Disclosure of other provisions [line items]
Opening balance - 01/01	6,723	6,579
(-) Provisions guaranteed by indemnity clause	(83)	(79)
Subtotal	6,640	6,500
Adjustment / Interest	929	543
Changes in the period reflected in income	(1,293)	(274)
Increase	579	61
Reversal	(1,872)	(335)
Payment	(1,963)	(129)
Subtotal	4,313	6,640
(+) Provisions guaranteed by indemnity clause	87	83
Closing balance	4,400	6,723
Current	0	0
Non-current	R$ 4,400	R$ 6,723